Financial Assets and Financial Liabilities - Schedule of Information About Sensitivity to Change of Floating Rates (Detail) - Interest rate risk [member] - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Key rate of the Central Bank of Russia [member]
Disclosure of detailed information about sensitivity to change of floating rates [line items]
Decrease in profit before tax based on floating rates	₽ (4,417)	₽ (2,387)	₽ (3,116)
Increase in profit before tax based on floating rates	₽ 4,417	₽ 1,592	₽ 3,116
Percentage of increase in floating rate	3.00%	1.50%	1.25%
Percentage of decrease in floating rate	3.00%	1.00%	1.25%
LIBOR [member]
Disclosure of detailed information about sensitivity to change of floating rates [line items]
Decrease in profit before tax based on floating rates	₽ (390)	₽ (361)	₽ (145)
Increase in profit before tax based on floating rates	₽ 78	₽ 90	₽ 145
Percentage of increase in floating rate	1.25%	1.00%	0.35%
Percentage of decrease in floating rate	0.25%	0.25%	0.35%
EURIBOR [member]
Disclosure of detailed information about sensitivity to change of floating rates [line items]
Decrease in profit before tax based on floating rates	₽ (207)	₽ (225)	₽ (126)
Increase in profit before tax based on floating rates	₽ 207	₽ 225	₽ 126
Percentage of increase in floating rate	0.20%	0.20%	0.15%
Percentage of decrease in floating rate	0.20%	0.20%	0.15%